Income taxes (Narrative) (Details) - CAD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount			$ (1,134,067)	$ (706,866)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent			25.35%	26.50%
Deferred Tax Liabilities, Net			$ 1,755,889	$ 0
Current income tax expense	$ 0	$ 0	(12,022)	0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			9,053,765	5,872,904
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			$ 8,096,327	$ 8,391,814